Income Taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Total Current	$ 236	$ 106	$ 202
Deferred:
Total Deferred	38	(78)	(71)
Provision for income taxes	274	28	131
United Kingdom
Current:
Domestic	0	(1)	2
United States
Current:
Foreign	41	10	46
Deferred:
Foreign	76	(62)	(69)
Italy
Current:
Foreign	155	66	104
Deferred:
Foreign	(22)	(1)	1
Other
Current:
Foreign	40	31	49
Deferred:
Foreign	$ (16)	$ (16)	$ (3)